Segmented Information and Other Additional Disclosures (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Segments Abstract
Information about major customers	During the year ended March 31, 2022, the Company was economically dependent on three (2021 - three, 2020 - four) customers who accounted for more than 10% of revenue from continuing operations
Percentage of revenue	57.00%	87.00%	86.00%
Vehicle sales and revenue from operating and finance leases	$ 2,970,387	$ 5,765,000	$ 4,197,850
Vehicle sales revenue from government grants	$ 1,929,800	$ 2,175,000	$ 746,750